Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable related parties	$ 301,711		$ 301,711		$ 71,650	$ 851,016
Due from related parties	189,889		189,889		$ 4,644	724,591
Entitled to receive reimbursement expenses	$ 117,968	$ 69,829	$ 189,889	$ 139,659
Equity method investment, ownership percentage	79.00%		79.00%		50.00%
Prior Agreements [Member]
Related Party Transaction [Line Items]
Entitled to receive reimbursement expenses			$ 189,889		$ 4,644
Sharing Agreement [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 396,116		$ 396,116		$ 396,116	$ 396,116
GGH Chairman [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	5.00%		5.00%		5.00%